Schedule of provision for income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current	$ 71,624	$ 16,248
Deferred	3,139
Provision for income taxes	$ 74,763	$ 16,248